Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 286,646	R$ 273,536	R$ 218,805
Itau Vida e Previdencia S.A. [Member]
Disclosure of financial assets held for trading [Line Items]
Fair value of financial assets held for trading	R$ 188,069	R$ 169,178